SHAREHOLDERS EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity [Line Items]
Schedule of Share Option Activity
	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2014	713,219	$7.49
Granted	419,750	$3.06
Exercised	(37)	$0.00
Forfeited	(28,523)	$6.09
Outstanding at the end of the year	1,104,409	$5.84	7.92	$0.02

Vested or expected to vest	857,065	$6.58	7.68	$0.02

Options exercisable at the end of the year	336,201	$11.00	6.79	$0.02

Schedule Share Options Outstanding
Exercise price	Options outstanding at December 31, 2014	Weighted average remaining contractual life (years)	Weighted average exercise price	Options exercisable at December 31, 2014	Average exercise price of options exercisable

$0	7	0.50	$0	7	$0
$2.48-2.86	375,750	9.25	$2.69	9,434	$2.83
$3.26-3.57	258,324	8.11	$3.41	75,631	$3.41
$4.04-4.69	54,000	6.05	$4.32	30,218	$4.29
$5.16-5.37	385,000	6.97	$5.34	191,250	$5.36
$6.75-16.2	11,667	6.72	$10.8	10,000	$11.48
$29.4-84	8,494	4.86	$30.4	8,494	$30.4
$99-528	11,167	4.40	$169	11,167	$169

	1,104,409			336,201

Schedule of RSUs Activity
Number of RSUs

Outstanding at January 1, 2014	43,000
Granted	67,000
Converted	(43,000)
Forfeited	-
Outstanding at the end of the year	67,000

Schedule of Stock-Based Compensation Expense
	Year ended December 31,
	2014	2013

Cost of revenues	$34	$16
Research and development, net	73	83
Marketing and business development	226	191
General and administrative	610	603

Total share-based compensation expense	$943	$893

Series A' Warrants [Member]
Stockholders' Equity [Line Items]
Schedule of Warrant Assumptions
	December 31, 2014	December 31, 2013

Risk-free interest rate	0.67%	0.78%
Expected volatility	57%	198%
Expected life (in years)	2	3
Expected dividend yield	0	0
Fair value:
Warrants	$2	$54